Other Non-current Assets - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2017
Disclosure Of Other Non Current Assets [line items]
R&D Tax credit receivable	€ 3,764	€ 3,679	€ 1,200
R&D Tax credit receivable increase (decrease)	700
Non-current trade receivables	2,209	€ 2,117
Non-current net investment in lease	0
2016 Tax Credit [member]
Disclosure Of Other Non Current Assets [line items]
Research and development tax credit, Reimbursement received	600
Mesoblast [member] | License And collaboration Agreements [member]
Disclosure Of Other Non Current Assets [line items]
Non-current trade receivables	€ 2,200